ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Accounts receivable consist of the following:

	December 31, 2015	December 31, 2014
Accounts receivable	$572,000	$252,000
Accounts receivable – related party (see note 16)	156,000	480,000
	728,000	732,000
Allowance for doubtful accounts	(87,000)	(30,000)
Net accounts receivable	$641,000	$702,000